Debt And Credit Agreements (Narrative) (Details)	1 Months Ended		12 Months Ended				1 Months Ended		6 Months Ended	12 Months Ended					12 Months Ended								12 Months Ended					1 Months Ended	6 Months Ended	12 Months Ended						1 Months Ended
	Apr. 30, 2011 USD ($)	Jun. 30, 2009 months	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 30, 2009	Dec. 31, 2011 Floating Interest Rates At LIBOR + 1.0% [Member] USD ($)	Jun. 30, 2011 Floating Interest Rate Of STIBOR + 3.9% [Member] USD ($)	Jun. 30, 2011 Floating Interest Rate Of STIBOR + 3.9% [Member] SEK	Jun. 30, 2011 Floating Interest Rate Of STIBOR + 3.9% [Member]	Dec. 31, 2011 Floating Interest Rate Of STIBOR + 3.9% [Member] USD ($)	Dec. 31, 2011 Floating Interest Rate Of STIBOR + 0.95% [Member] USD ($)	Dec. 31, 2011 Floating Interest Rate Of STIBOR + 0.95% [Member] SEK	Dec. 31, 2011 Brazilian Development Bank [Member] USD ($)	Dec. 31, 2011 Japanese Banks [Member] USD ($)	Dec. 31, 2011 Senior Notes Issued In 2007 [Member]	Dec. 31, 2011 London Interbank Offered Rate [Member]	Dec. 31, 2011 U.S Private Placement Notes [Member] USD ($)		Dec. 31, 2011 Notes Related To Equity Units [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member] Commercial Paper (Reclassified) [Member] USD ($)	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Interest Rate Swap [Member] London Interbank Offered Rate [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Maximum [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Minimum [Member]	Dec. 31, 2011 Brazil [Member] USD ($)	Dec. 31, 2011 Japan [Member] USD ($)	Apr. 30, 2011 Syndicated By Banks [Member]	Jun. 30, 2010 Syndicated By Banks [Member]	Dec. 31, 2011 European Investment Bank [Member] years	Jun. 30, 2009 European Investment Bank [Member] USD ($)	Jun. 30, 2009 European Investment Bank [Member] EUR (€)	Dec. 31, 2011 Swedish Program [Member] USD ($)	Dec. 31, 2011 Swedish Program [Member] SEK	Dec. 31, 2011 United States Program [Member] USD ($)	Apr. 30, 2011 First Anniversary Of April 2011 Loan Facility [Member]	Apr. 30, 2011 Second Anniversary Of April 2011 Loan Facility [Member]
Debt And Credit Agreements [Line Items]
Total short-term debt including DRD			$ 299,000,000
Short-term portion of long-term debt			240,000,000																							13,000,000	9,000,000
Portion related to equity units			107,000,000
Carrying value of notes related to equity			106,000,000
Premium			1,000,000
Interest-rate description											STIBOR + 0.95%	STIBOR + 0.95%				the cancelled swaps,							LIBOR + 1.0%
Short-term debt excluding commercial paper			422,000,000
Short-term debt excluding commercial paper, utilized amount			59,000,000
Unused short-term lines of credit			363,000,000
Weighted average interest rate on short-term debt			8.80%	2.20%																						4.50%	1.60%
Interest rate			8.00%		8.00%								4.50%	1.60%
Effective interest rate on notes			15.00%
Total interest cost of equity units			16,000,000
Nominal value of interest rate swap outstanding			60,000,000			60,000,000
Notes and loans having fixed interest rates			230,000,000														110,000,000
Fixed interest rate on notes and loans																	5.60%			6.20%		5.60%		5.80%	4.60%
Debt instrument maturity period									2014		2017	2017			2019		November 2012		April 30, 2012
Floating interest rates on notes						1.00%	3.90%	3.90%	3.90%		0.95%	0.95%
Other long-term debt			15,000,000										6,000,000	8,000,000
Revolving credit facility amount	1,100,000,000																														291,000,000	225,000,000			488,000,000
Number of other revolving credit facilities			2
Line of credit facility maturity period	2016																																			2017	2018
Line of credit facility commitment fee percent																													0.19%	0.30%
Financing costs			5,000,000
Number of banks syndicated on revolving credit facility																												14
Average maturity year																														5
Final maturity year																														8
Irrevocable loan commitment, in months		18
Unutilized long-term debt facilities			1,400,000,000
Commercial paper																																	1,008,000,000	7,000,000,000	1,000,000,000
Calculated risk amount			150,000,000
Money market funds			436,000,000																		600,000,000
Government paper			0
Long-term debt			348,000,000														400,000,000	[1],[2]
Senior notes			290,000,000
Debt extinguishment cost			(6,200,000)	(12,300,000)						6,200,000
Notes repurchased							86,000,000	600,000,000
Note issued											$ 43,000,000	300,000,000

[1]	Debt Related Derivatives (DRD), i.e. the fair market value adjustments associated with hedging instruments as adjustments to the carrying value of the underlying debt.
[2]	Interest rates will change as roll-overs occur prior to final maturity.